Commitments and contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 145,218	$ 143,118
Operating Leases, Periodic Holdover Amount	$ 9,500
Operating Leases, Holdover Status Termination Notice Period	2 months